Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	001-38267
Entity Registrant Name	RIBBON COMMUNICATIONS INC.
Entity Central Index Key	0001708055
Entity Tax Identification Number	82-1669692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6500 Chase Oaks Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75023
City Area Code	978
Local Phone Number	614-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	RBBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false